DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings
The following table displays the components of our current and long term debt instruments:

	As of	As of
	December 31, 2018	December 31, 2017
Current debt:
Equipment financing credit facility	$—	$147
Finance leases	1,151	1,229
Ecobank Loan III	5,555	2,222
Ecobank Loan IV	4,000	—
Vendor agreement	16,776	12,266
Total current debt	$27,482	$15,864
Long term debt:
Finance leases	$532	$269
Ecobank Loan III	14,380	7,337
Ecobank Loan IV	13,700	—
7% Convertible Debentures	44,612	42,515
Royal Gold loan	—	18,817
Vendor agreement	—	10,803
Total long term debt	$73,224	$79,741

Current portion	$27,482	$15,864
Long term portion	73,224	79,741
Total	$100,706	$95,605

Schedule of changes in borrowings
The changes in the carrying amount of the 7% Convertible Debentures are as follows:

	For the Years Ended December 31,
	2018	2017
Beginning balance	$42,515	$47,617
Conversions	—	(6,947)
Accretion of 7% Convertible Debentures discount	2,097	1,845
Balance at the end of the period	$44,612	$42,515

Schedule of payments on outstanding debt
Schedule of payments on outstanding debt as of December 31, 2018:

	Year ending December 31, 2019	Year ending December 31, 2020	Year ending December 31, 2021	Year ending December 31, 2022	Year ending December 31, 2023	Maturity
Finance leases
Principal	$1,151	$532	$—	$—	$—	2020
Interest	94	8	—	—	—

Ecobank Loan III
Principal	5,555	5,555	5,555	3,611	—	2022
Interest	1,739	1,189	632	101	—

Ecobank Loan IV
Principal	4,000	4,000	4,000	4,000	2,000	2023
Interest	1,645	1,250	847	448	74

7% Convertible Debentures
Principal	—	—	51,498	—	—	August 15, 2021
Interest	3,605	3,605	3,605	—	—

Vendor agreement
Principal	17,507	—	—	—	—	2019
Interest	1,072	—	—	—	—

Total principal	$28,213	$10,087	$61,053	$7,611	$2,000
Total interest	8,155	6,052	5,084	549	74
	$36,368	$16,139	$66,137	$8,160	$2,074